Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.007	$ 0.007	$ 0.007
Common stock, shares authorized	100,000,000	25,000,000	14,285,714
Common stock, shares issued	13,424,648	9,394,610	8,381,324
Common stock, shares outstanding	13,424,648	9,394,610	8,381,324